Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 635,515	R$ 504,691
Tax contingent liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	266,957	239,812
Labor Contingent Liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 133,286	R$ 68,534